Stock Options	12 Months Ended
Dec. 31, 2014
Stock Options

Note 18. Stock Options

The Company has a directors’ stock compensation plan and had an employees’ long-term incentive plan. Under the directors’ plan, the Company may grant options for up to 210,000 shares of common stock. The price of each option is equal to the market price determined as of the option grant date. Options granted are exercisable after six months and expire after 10 years. The employee plan expired on April 13, 2009 and no options have been granted since this date. The options previously granted under the employee plan expire 10 years from the grant date. The exercise price is equal to the market price of the Company’s stock on the date of grant.

The fair value of each option granted is estimated on the date of the grant using the Black-Sholes option-pricing model. The following assumptions were used in estimating the fair value of the options granted in 2012. No options were granted in 2014 or 2013 therefore no calculations were required in 2014 or 2013 to determine fair values.

DIRECTORS

Assumption	2012
Dividend yield	4.7%
Risk-free interest rate	0.78%
Expected life	8.2 years
Expected volatility	78.29%
Calculated value per option	$8.88
Forfeitures	0%

The Corporation has adopted the 2013 Incentive Compensation Plan (the “2013 Plan”), which the Corporation intends to use for all future equity grants until the termination of the 2013 Plan.

During the first quarter of 2014, the Corporation’s directors received restricted stock grants totaling 7,500 shares of common stock at a then market value of $18.40 per share. These grants vest over a one-year period during which time the recipients have rights to vote the shares and to receive dividends. The grant date fair value of these shares was $138,000 and will be recognized over the one year restriction period at a cost of $11,500 per month less deferred taxes of $4,290 per month. During 2014, the Corporation recorded $115,000 in expense and $42,900 in deferred taxes related to these restricted shares.

At December 31, 2014, there were 7,500 shares non-vested with $22,500 in unrecognized stock-based compensation expense related to the 2013 Plan.

Following is a summary of the status of the plans for the years ending December 31, 2014, 2013 and 2012:

	Directors’ Plan		Employees’ Plan
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2012	102,000	$21.00	135,500	$19.96
Granted	13,500	18.76	—	—
Exercised	(3,000)	15.00	(14,500)	14.65
Expired	(1,500)	15.00	(13,000)	18.09

Outstanding at December 31, 2012	111,000	$20.97	108,000	$20.90

Granted	—	—	—	—
Exercised	(3,000)	16.40	(7,000)	14.91
Expired	(4,500)	16.40	(19,000)	18.11

Outstanding at December 31, 2013	103,500	$21.30	82,000	$22.06

Granted	—	—	—	—
Exercised	—	—	—	—
Expired	(7,500)	22.25	(35,500)	21.95

Outstanding at December 31, 2014	96,000	$21.23	46,500	$22.14

Options exercisable at:
December 31, 2014	96,000	$21.23	46,500	$22.14

Weighted average fair value of Options granted during years ended
December 31, 2012		$8.88		$—

December 31, 2013		$—		$—

December 31, 2014		$—		$—

The following table presents the outstanding stock options granted in relation to the option price and the weighted average maturity.

	Options	Weighted	Weighted Average
Range of Exercise Prices	Outstanding	Average Price	Life Remaining
$15.01 to $20.00	36,000	18.79	4 years, 1 month
$20.01 to $22.50	61,000	21.16	2 years, 8 months
$22.51 and above	45,500	24.18	2 years, 6 months

Total	142,500	$21.53	2 years, 11 months

The intrinsic value of options granted under the Directors’ Plan at December 31, 2014 was $26,265 and the intrinsic value of the Employees’ Plan at December 31, 2014 was $2,145 for a total intrinsic value at December 31, 2014 of $28,410. Additionally, the total intrinsic value of options exercised during 2014 and 2013 was $0 and $39,050, respectively.

There were no options granted during 2014 under the 2013 Plan.